GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

9. GOODWILL AND OTHER INTANGIBLE ASSETS

In connection with the establishment of reporting segments for each reporting period, the Company allocated goodwill between reporting units using a relative fair value allocation approach.

Goodwill on the balance sheet resulted from the acquisition of wholly owned subsidiaries, the Tria Group and Maymouna Food Group, in 2015 and the acquisitions completed in 2021. The Company performed the annual impairment assessment as of December 31, 2022 and December 31, 2021, which did not result in impairment losses.

In connection with the change in reportable segments beginning in the fourth quarter of 2021, the Company recasted its previously reported goodwill balances as of December 31, 2021 and 2020 on a relative fair value basis.

Changes in the carrying amount of goodwill allocated to its reporting units for the year ended December 31, 2022, and 2021 are as follows:

	Soft	Durum	Couscous
	Wheat	Wheat	and Pasta	Total
	(in thousands)
Balance at December 31, 2020	$31,058	$7,641	$9,373	$48,072
Business combinations	5,607	-	-	5,607
Foreign currency exchange adjustments	(1,471)	(286)	(351)	(2,108)
Balance at December 31, 2021	$35,194	$7,355	$9,022	$51,571
Foreign currency exchange adjustments	(3,784)	(848)	(1,041)	(5,673)
Balance at December 31, 2022	$31,410	$6,507	$7,981	$45,898

Changes in the carrying amount of intangible assets for the year ended December 31, 2022, and 2021 are as follows:

	Trade	Customer	Other	Intangible
	names	relationships	intangibles	Assets
	(in thousands)
Balance at December 31, 2020	$-	$-	$363	$363
Acquisitions	1,057	2,213	645	3,915
Amortization	-	(64)	(47)	(111)
Foreign currency exchange adjustments	(46)	(108)	(38)	(192)
Balance at December 31, 2021	$1,011	$2,041	$923	$3,975
Acquisitions	-	-	262	262
Amortization	-	(90)	(53)	(143)
Foreign currency exchange adjustments	(84)	(155)	(132)	(371)
Balance at December 31, 2022	$927	$1,796	$1,000	$3,723

As of December 31, 2022, the weighted-average remaining amortization period for intangibles other than goodwill is 11 years and future intangible amortization is expected to total the following:

(in thousands)
2023	$226
2024	226
2025	226
2026	226
2027	226
Thereafter	1,666
Total amortization	$2,796